Annuity Investors®

Life Insurance Company

May 2, 2013

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account B
The Commodore Independence Variable Annuity
File Nos. 333-51955 and 811-08017
Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account B (the “Registrant”) certifies that:

(1)	the form of prospectus and Statement of Additional Information for the Commodore Independence Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 21) to the Registrant’s Registration Statement; and

(2)	the text of the most recent Post-Effective Amendment was filed electronically on April 25, 2013.

Please address any questions or comments about this filing to Karen McLaughlin at 513.412.1465.

Sincerely yours,

Annuity Investors Life Insurance Company

/s/ John P. Gruber

John P. Gruber

Senior Vice President, General Counsel and
    Secretary

301 East Fourth Street, Cincinnati, Ohio 45202-4201

Mailing Address: P.O. Box 5423, Cincinnati, Ohio 45201-5423

800.789.6771 Fax 513.412.3766